Investments - Summary of Investments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Investments	$ 305	$ 490
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	228	345
Investment in Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	$ 77	$ 145